4. ACQUISITION OF 42 WEST (Tables)	3 Months Ended
Mar. 31, 2017
Acquisition Of 42 West Tables
Consolidated Balance Sheet, retrospectively adjusted for the acquisition of Dolphin Films

Common Stock issued at closing and in April 2017 (1,574,830 shares)	$6,693,028
Fair value of Common Stock issuable on January 2, 2018 (1,961,821 shares)	8,337,739
Fair value of Contingent Consideration	3,541,000

Fair value of Put Rights	4,000,000
Sellers’ transaction costs paid at closing	260,000
Sellers’ tax liabilities assumed	627,000
$23,458,767

Condensed Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films
Cash	$273,625
Accounts receivable	1,706,644
Property, equipment and leasehold improvements	1,087,962
Other assets	265,563
Intangible assets	9,110,000
Total identifiable assets acquired	12,443,794

Accounts payable and accrued expenses	(731,475
Line of credit and note payable	(1,025,000
Settlement liability	(300,000
Other liabilities	(902,889
Tax liabilities	(22,000
Total liabilities assumed	(2,981,364
Net identifiable assets acquired	9,462,430
Goodwill	13,996,337
Net assets acquired	$23,458,767

Condensed Consolidated Statement of Cash Flows, retrospectively adjusted for the acquisition of Dolphin Films
Pro Forma Consolidated Statements of Operations
	Three months ended March 31,
	2017	2016
Revenues	$5,222,422	$4,925,286
Net income (loss)	5,678,194	(2,906,009)